ENVIRONMENTAL REHABILITATION	12 Months Ended
Mar. 31, 2021
Disclosure of environmental rehabilitation [Abstract]
ENVIRONMENTAL REHABILITATION
11.	ENVIRONMENTAL REHABILITATION

The following table presents the reconciliation of the beginning and ending obligations associated with the retirement of the properties:

Total
Balance, April 1, 2019	$13,688
Reclamation expenditures	(385)
Unwinding of discount of environmental rehabilitation	422
Revision of provision	(4,021)
Derecognition upon disposal of SX Gold	(289)
Foreign exchange impact	(715)
Balance, March 31, 2020	$8,700
Reclamation expenditures	(189)
Unwinding of discount of environmental rehabilitation	251
Revision of provision	(1,610)
Foreign exchange impact	711
Balance, March 31, 2021	$7,863

As at March 31, 2021, the total undiscounted amount of estimated cash flows required to settle the Company’s environmental rehabilitation provision was $10,549 (March 31, 2020 - $11,408) over the next twenty-five years, which has been discounted using an average discount rate of 3.39% (March 31, 2020 -2.75%).

During the year ended March 31, 2021, the Company incurred actual reclamation expenditures of $189 (year ended March 31, 2020 - $385), paid reclamation deposit of $460 (year ended March 31, 2020 -$1,727) and received reclamation deposit refund of $1,855 (year ended March 31, 2020 - $nil).